Restructuring Charge	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charge
Restructuring Charge

During the year ended December 31, 2016, the Partnership recognized a restructuring charge of $4.6 million, mainly relating to the reorganization of the Partnership’s FPSO business to create better alignment with the Partnership’s offshore operations, resulting in a lower cost organization going forward. The Partnership expects to incur a total of $4.7 million of restructuring charges under this plan and the reorganization is expected to be completed in early-2017.

As at December 31, 2016, restructuring liabilities of $3.7 million were recorded in accrued liabilities on the consolidated balance sheet.